PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended		29 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 839,249	$ 24,317	$ 864,070